Share-Based Compensation - Summary of Binomial Option-Pricing Model To Determine The Fair Value Of The Share Option As Of The Grant Date (Detail) - $ / shares			9 Months Ended	12 Months Ended
	Nov. 15, 2021	Aug. 25, 2020	May 31, 2021	May 31, 2023
Koolearn post ipo share option two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average share price		$ 4.52	$ 2.14
Exercise price		$ 4.39
Expected volatility		49.50%
Expected life		10 years
Risk-free rate		0.44%
Expected dividend yield		0.00%
Koolearn post ipo share option three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average share price	$ 0.67			$ 0.32
Exercise price	$ 0.67
Expected volatility	61.00%
Expected life	10 years
Risk-free rate	1.63%
Expected dividend yield	0.00%